VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.8% (a)
abrdn National
Municipal Income
Fund 86,430 $ 869,486
Alliance Bernstein
National Municipal
Income Fund, Inc. 218,561 2,342,974
Blackrock Investment
Quality Municipal
Trust, Inc. 121,704 1,430,022
BlackRock Long-Term
Municipal Advantage
Trust 62,733 609,137
BlackRock MuniAssets
Fund, Inc. 212,457 2,175,560
BlackRock Municipal
2030 Target Term
Trust 387,761 8,142,981
BlackRock Municipal
Income Fund, Inc. 505,141 5,793,967
BlackRock Municipal
Income Quality Trust 179,484 2,015,605
BlackRock Municipal
Income Trust 342,836 3,466,072
BlackRock Municipal
Income Trust II 370,102 3,867,566
BlackRock MuniHoldings
Fund, Inc. 406,071 4,807,881
BlackRock MuniHoldings
Quality Fund II, Inc. 171,066 1,698,685
BlackRock MuniVest
Fund II, Inc. 161,271 1,719,149
BlackRock MuniVest
Fund, Inc. 491,851 3,359,342
BlackRock MuniYield
Fund, Inc. 326,024 3,423,252
BlackRock MuniYield
Quality Fund II, Inc. 156,537 1,591,981
BlackRock MuniYield
Quality Fund III, Inc. 467,852 5,207,193
BlackRock MuniYield
Quality Fund, Inc. 503,450 5,970,917
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 100,040 1,167,467
BNY Mellon Municipal
Income, Inc. 159,412 1,018,643
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 348,364 1,992,642
BNY Mellon Strategic
Municipals, Inc. 347,181 2,131,691
DWS Municipal Income
Trust 304,281 2,662,459
Eaton Vance Municipal
Bond Fund 491,768 4,912,762
Eaton Vance Municipal
Income 2028 Term
Trust 50,712 895,574
Number
of Shares Value
Eaton Vance Municipal
Income Trust 273,735 $ 2,726,401
Eaton Vance
National Municipal
Opportunities Trust 62,463 1,088,730
Invesco Advantage
Municipal Income
Trust II 307,075 2,610,138
Invesco Municipal
Income Opportunities
Trust 186,499 1,186,134
Invesco Municipal
Opportunity Trust 467,503 4,459,979
Invesco Municipal Trust 384,240 3,673,334
Invesco Quality
Municipal Income
Trust 366,496 3,500,037
Invesco Trust for
Investment Grade
Municipals 377,225 3,693,033
Invesco Value Municipal
Income Trust 323,704 3,897,396
MFS High Income
Municipal Trust 242,567 882,944
MFS Municipal Income
Trust 316,295 1,695,341
Neuberger Berman
Municipal Fund, Inc. 132,039 1,362,642
Nuveen AMT-Free
Municipal Credit
Income Fund 1,440,143 17,036,892
Nuveen AMT-Free
Municipal Value Fund 97,508 1,351,461
Nuveen AMT-Free
Quality Municipal
Income Fund 1,514,399 16,552,381
Nuveen Dynamic
Municipal
Opportunities Fund 243,755 2,683,743
Nuveen Municipal Credit
Income Fund 1,426,404 16,874,359
Nuveen Municipal Credit
Opportunities Fund 258,639 2,956,244
Nuveen Municipal High
Income Opportunity
Fund 498,717 5,276,426
Nuveen Municipal Value
Fund, Inc. 959,958 8,390,033
Nuveen Quality
Municipal Income
Fund 1,481,657 16,683,458
Nuveen Select Tax-Free
Income Portfolio 177,914 2,585,090
PIMCO Municipal Income
Fund 98,350 980,549
PIMCO Municipal Income
Fund II 250,614 2,290,612
PIMCO Municipal Income
Fund III 132,640 1,049,182

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pioneer Municipal High
Income Advantage
Fund, Inc. 183,629 $ 1,476,377
Pioneer Municipal High
Income Fund Trust 174,647 1,515,936
Pioneer Municipal High
Income Opportunities
Fund, Inc. 130,111 1,418,210
Number
of Shares Value
Putnam Managed
Municipal Income
Trust 259,101 $ 1,564,970
Putnam Municipal
Opportunities Trust 178,667 1,836,697
Western Asset Managed
Municipals Fund, Inc. 332,714 3,327,140
Total Closed-End Funds: 99.8%
(Cost: $253,539,679) 209,898,877
Other assets less liabilities: 0.2% 412,584
NET ASSETS: 100.0% $ 210,311,461
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
Summary of Investments by Sector
% of
Investments Value
Financials 100.0% $ 209,898,877